Allowance for Credit Losses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	$ (46.5)		$ (47.2)	$ (49.3)	$ (54.4)
Allowance for credit loss	0.4	$ 0.3
Increase in allowance for credit losses	0.1
Reinsurance recoverables	423.6		418.2
Incremental allowance, related to COIVD-19	0.1
Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings	$ (1.5)		(0.7)	$ (0.4)	$ (4.8)
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings			0.2
Impact of adoption | Retained Earnings
Financing Receivable, Allowance for Credit Loss [Line Items]
Decrease in retained earnings			$ 0.2